Due From/(To) Related Parties - Schedule of Due from Related Parties (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Due from related parties – current
Due from related parties – current	$ 5,936	$ 32,013
Mr. Ye Tao [Member]
Due from related parties – current
Due from related parties – current	5,936	5,962
Ms. Hui Wang [Member]
Due from related parties – current
Due from related parties – current	0	25,614
Mr. Zhiyong Lin [Member]
Due from related parties – current
Due from related parties – current	$ 0	$ 437